FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        June 25, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: File Room

Re: Fidelity Hereford Street Trust (the trust):
    Spartan Money Market Fund
    Spartan U.S. Government Money Market Fund
    Spartan U.S. Treasury Money Market Fund (the funds)
    File Nos. 33-52577 & 811-7139
    Post-Effective Amendment No. 12
______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary